Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net	OTHER INTANGIBLE ASSETS, NET
Other intangible assets, net are detailed below:

December 31, 2024	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	766	(577)	189
Purchased & internally developed software	484	(395)	89
Intangibles in progress	68	—	68
Total	1,318	(972)	346

December 31, 2023	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	764	(547)	217
Purchased & internally developed software	509	(415)	94
Intangibles in progress	56	—	56
Total	1,329	(962)	367
The line “Intangibles in progress” in the table above also includes internally developed software under construction and software not ready for their intended use.
Amortization expense related to intangible assets subject to amortization was $102 million, $97 million and $103 million for the years ended December 31, 2024, 2023 and 2022, respectively.
Estimated future amortization expense related to intangible assets as of December 31, 2024 is as follows:

Year
2025	112
2026	85
2027	52
2028	25
2029	18
Thereafter	54
Total	346
In 2024, the Company recorded a total $9 million impairment loss, fully reported in the line “Research and development expenses” of the consolidated statement of income. The impairment loss was related to acquired technologies with no alternative future use.
In 2023 and 2022, the Company recorded impairment losses of $42 million and $38 million, respectively, for certain technologies acquired as part of certain business combinations.